                               LEGACY FUNDS GROUP


                               SEMI-ANNUAL REPORT
                                OCTOBER 31, 2002

                                 [FOUR PHOTOS]

                         THE MULTI-CAP CORE EQUITY FUND
                               THE CORE BOND FUND
                             THE FEDERAL MONEY FUND


                        FIRST FINANCIAL CAPITAL ADVISORS

                                  LEGACY FUNDS
                                TABLE OF CONTENTS

Statements of Asset and Liabilities ..........     2

Statements of Operations .....................     3

Statements of Changes in Net Assets ..........     4

Schedules of Capital Stock Activity ..........     5

Schedules of Portfolio Investments ...........     6

Financial Highlights .........................    15

Notes to Financial Statements ................    18

                                  LEGACY FUNDS
                      STATEMENTS OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2002
                                   (UNAUDITED)


                                                THE MULTI-CAP CORE         THE CORE              THE FEDERAL
                                                   EQUITY FUND             BOND FUND              MONEY FUND
                                                   -----------             ---------              ----------
ASSETS:
Investments, at value
   (Cost $202,608,261; $182,577,798;
   and $110,495,229, respectively) .......        $ 245,828,077          $ 195,666,376          $ 110,495,229
Repurchase agreements, at cost ...........            1,760,059              2,238,641                     --
                                                  -------------          -------------          -------------
Total Investments, (cost) ................          247,588,136            197,905,017            110,495,229
                                                  -------------          -------------          -------------
Cash .....................................                    5                     --                     --
Interest and dividends receivable ........              346,655              3,238,006                149,168
Advisor fee reimbursement ................               60,560                 49,896                 10,331
Prepaid expenses and other assets ........               11,340                  7,081                  4,784
                                                  -------------          -------------          -------------
Total Assets .............................          248,006,696            201,200,000            110,659,512
                                                  -------------          -------------          -------------
LIABILITIES:
Distributions payable ....................                   --                788,138                119,453
Accrued expenses and other payables:
   Investment advisory fees ..............              186,489                118,056                 19,342
   Administration fees ...................                6,096                  4,922                  2,730
   Distribution fees .....................                   34                     40                      4
   Other .................................               12,970                 11,930                  8,519
                                                  -------------          -------------          -------------
Total Liabilities ........................              205,589                923,086                150,048
                                                  -------------          -------------          -------------
COMPOSITION OF NET ASSETS:
Capital ..................................          206,273,232            190,600,903            110,509,464
Undistributed net investment income ......              188,613             (1,541,116)                    --
Undistributed net realized gains (losses)
   on investment transactions ............           (1,880,554)            (1,871,451)                    --
Unrealized appreciation (depreciation) on
   investment transactions ...............           43,219,816             13,088,578                     --
                                                  -------------          -------------          -------------
Net Assets ...............................        $ 247,801,107          $ 200,276,914          $ 110,509,464
                                                  =============          =============          =============

CLASS A
Net Assets ...............................        $     193,458          $     249,774          $      27,223
                                                  =============          =============          =============
Shares outstanding .......................               23,281                 24,254                 27,223
                                                  =============          =============          =============
Redemption price per share ...............        $        8.31          $       10.30          $        1.00
                                                  =============          =============          =============
Maximum Sales Load .......................                 3.00%                  2.50%                  0.00%
                                                  =============          =============          =============
   Maximum offering price per share
   (100%/(100%-maximum sales load) of
   net asset value adjusted to the nearest
   cent) .................................        $        8.57          $       10.56          $        1.00
                                                  =============          =============          =============
TRUST CLASS
Net Assets ...............................        $ 247,607,649          $ 200,027,140          $ 110,482,241
                                                  =============          =============          =============
Shares outstanding .......................           29,804,739             19,430,053            110,482,241
                                                  =============          =============          =============
Redemption price per share ...............        $        8.31          $       10.29          $        1.00
                                                  =============          =============          =============

                       See notes to financial statements.

                                  LEGACY FUNDS
                            STATEMENTS OF OPERATIONS
                    FOR THE PERIOD ENDED OCTOBER 31, 2002 (a)
                                   (UNAUDITED)


                                                           THE MULTI-CAP CORE       THE CORE            THE FEDERAL
                                                               EQUITY FUND          BOND FUND            MONEY FUND
                                                               -----------          ---------            ----------
INVESTMENT INCOME:
   Interest ..........................................        $     21,530         $  4,914,941         $    934,714
   Dividend ..........................................           1,764,732               66,914                1,324
                                                              ------------         ------------         ------------
     Total Income ....................................           1,786,262            4,981,855              936,038
                                                              ------------         ------------         ------------
EXPENSES:
   Investment advisory fees ..........................           1,184,976              659,699              107,016
   Administration fees ...............................             386,406              282,729              160,524
   Distribution fees (Class A) .......................                 156                   63                   20
   Accounting fees ...................................               3,166                7,498                2,274
   Audit fees ........................................               7,565                6,810               10,698
   Custodian fees ....................................                 130                   65                   65
   Insurance fees ....................................               7,127                4,218                2,611
   Legal fees ........................................               8,886                5,662                3,185
   Registration and filing fees ......................              14,725                9,367                5,602
   Shareholder reports ...............................               8,834                5,550                3,398
   Transfer agent fees ...............................               6,610                5,187                3,185
   Trustees' fees ....................................               8,577                5,983                3,224
   Other fees ........................................               3,172                2,209                1,481
                                                              ------------         ------------         ------------
Total expenses before fee reimbursement ..............           1,640,330              995,040              303,283
   Expenses contractually reimbursed
   by Investment Advisor .............................            (365,046)            (269,283)             (51,768)
                                                              ------------         ------------         ------------
      Net Expenses ...................................           1,275,284              725,757              251,515
                                                              ------------         ------------         ------------
Net investment income ................................             510,978            4,256,098              684,523
                                                              ------------         ------------         ------------

REALIZED/UNREALIZED GAINS AND LOSSES FROM INVESTMENTS:
Realized gains (losses) on investment transactions ...          (1,880,554)          (1,871,451)                  --
Change in unrealized appreciation (depreciation) on
   investment transactions ...........................         (53,006,238)           7,927,680                   --
                                                              ------------         ------------         ------------
Net realized/unrealized gains (losses)
   on investments ....................................         (54,886,792)           6,056,229                   --
                                                              ------------         ------------         ------------
Change in net assets resulting from operations .......        ($54,375,814)        $ 10,312,327         $    684,523
                                                              ============         ============         ============

(a) For the period May 13, 2002 (commencement of operations) through October 31, 2002.

                       See notes to financial statements.

                                  LEGACY FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                   FOR THE PERIOD ENDED OCTOBER 31, 2002 (a)
                                   (UNAUDITED)

                                                     THE MULTI-CAP CORE         THE CORE             THE FEDERAL
                                                         EQUITY FUND            BOND FUND             MONEY FUND
                                                         -----------            ---------             ----------
OPERATIONS:
Net investment income ..........................        $     510,978         $   4,256,098         $     684,523
Realized gains (losses) on investment
transactions ...................................           (1,880,554)           (1,871,451)                   --
Change in unrealized appreciation (depreciation)
on investment transactions .....................          (53,006,238)            7,927,680                    --
                                                        -------------         -------------         -------------
Change in net assets from operations ...........          (54,375,814)           10,312,327               684,523
                                                        -------------         -------------         -------------
DISTRIBUTIONS TO SHAREHOLDERS:
CLASS A:
   From net investment income ..................                  (77)               (1,155)                  (83)
TRUST CLASS:
   From net investment income ..................             (322,288)           (4,475,384)             (684,440)
                                                        -------------         -------------         -------------
CHANGE IN NET ASSETS FROM
   SHAREHOLDER DISTRIBUTIONS ...................             (322,365)           (4,476,539)             (684,523)
                                                        -------------         -------------         -------------
CHANGE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS ........................          302,499,286           194,441,126           110,509,464
                                                        -------------         -------------         -------------
CHANGE IN NET ASSETS ...........................          247,801,107           200,276,914           110,509,464
NET ASSETS:
   Beginning of period .........................                   --                    --                    --
                                                        -------------         -------------         -------------
   End of period ...............................        $ 247,801,107         $ 200,276,914         $ 110,509,464
                                                        =============         =============         =============

(a) For the period May 13, 2002 (commencement of operations) through October 31, 2002.

See notes to financial statements.

                                  LEGACY FUNDS
                       SCHEDULES OF CAPITAL STOCK ACTIVITY
                    FOR THE PERIOD ENDED OCTOBER 31, 2002 (a)
                                   (UNAUDITED)


                                                       THE MULTI-CAP CORE         THE CORE            THE FEDERAL
                                                           EQUITY FUND            BOND FUND            MONEY FUND
                                                           -----------            ---------            ----------
CAPITAL TRANSACTIONS:
CLASS A SHARES
   Proceeds from shares issued ...................        $     225,675         $     256,742         $      27,156
   Dividends reinvested ..........................                   76                   433                    67
   Cost of shares redeemed .......................               (8,343)               (8,210)                   --
                                                          -------------         -------------         -------------
   Change in net assets from Class A
      capital transactions .......................        $     217,408         $     248,965         $      27,223
                                                          -------------         -------------         -------------
TRUST CLASS
   Proceeds from shares issued ...................        $  19,198,192         $  30,344,855         $ 206,647,536
   Shares issued from common trust fund conversion          327,156,456           193,595,145                     0
   Dividends reinvested ..........................                  289                   314                    83
   Cost of shares redeemed .......................          (44,073,059)          (29,748,153)          (96,165,378)
                                                          -------------         -------------         -------------
   Change in net assets from Trust Class
      capital transactions .......................        $ 302,281,878         $ 194,192,161         $ 110,482,241
                                                          -------------         -------------         -------------
SHARE TRANSACTIONS:
CLASS A SHARES
   Issued ........................................               24,365                25,020                27,156
   Reinvested ....................................                    9                    42                    67
   Redeemed ......................................               (1,093)                 (808)                   --
                                                          -------------         -------------         -------------
   Net change in Class A shares ..................               23,281                24,254                27,223
                                                          -------------         -------------         -------------
TRUST CLASS
   Issued ........................................            2,166,413             2,972,777           206,647,536
   Shares issued from common trust fund conversion           32,715,645            19,359,514                     0
   Reinvested ....................................                   35                    31                    83
   Redeemed ......................................           (5,077,354)           (2,902,269)          (96,165,378)
                                                          -------------         -------------         -------------
   Net change in Trust Class shares ..............           29,804,739            19,430,053           110,482,241
                                                          -------------         -------------         -------------

(a) For the period May 13, 2002 (commencement of operations) through October 31, 2002.

                       See notes to financial statements.

                                  LEGACY FUNDS
                         THE MULTI-CAP CORE EQUITY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)


     SHARES OR PRINCIPAL
           AMOUNT                              SECURITY DESCRIPTION                                 VALUE
           ------                              --------------------                                 -----
COMMON STOCKS (96.9%):
Consumer Discretionary (14.2%):
          52,800                    Ann Taylor Stores Corp. (b) ............................      $1,237,104
         113,400                    Applebee's International, Inc. .........................       2,697,786
         140,500                    Carnival Corp. .........................................       3,669,860
          59,300                    CDW Computer Centers, Inc. (b) .........................       3,144,086
          47,000                    Ethan Allen Interiors, Inc. ............................       1,506,350
          40,000                    Harley-Davidson, Inc. ..................................       2,092,000
         200,300                    Liz Claiborne, Inc. ....................................       5,952,916
          25,000                    Magna International, Inc. Class A ......................       1,351,250
          39,800                    Maytag Corp. ...........................................       1,026,840
          28,500                    Mohawk Industries, Inc. (b) ............................       1,526,175
          77,000                    Newell Rubbermaid, Inc. ................................       2,496,340
          65,000                    Omnicom Group, Inc. ....................................       3,745,950
          43,000                    Ross Stores, Inc. ......................................       1,799,550
          45,000                    Talbots, Inc. ..........................................       1,247,400
         124,000                    The Men's Wearhouse, Inc. (b) ..........................       1,701,280
                                                                                                  ----------
                                                                                                  35,194,887
                                                                                                  ----------
Consumer Staples (7.4%):
          60,000                    Avon Products, Inc. ....................................       2,909,400
          91,000                    McCormick & Company ....................................       2,023,840
         106,000                    PepsiCo, Inc. ..........................................       4,674,600
          71,000                    Procter & Gamble Company ...............................       6,279,950
          91,500                    Safeway, Inc. (b) ......................................       2,113,650
           6,580                    The J.M. Smucker Company ...............................         240,894
                                                                                                  ----------
                                                                                                  18,242,334
                                                                                                  ----------
Energy (6.4%):
         189,000                    BP p.l.c. - ADR ........................................       7,267,050
         176,369                    ConocoPhillips .........................................       8,553,897
                                                                                                  ----------
                                                                                                  15,820,947
                                                                                                  ----------
Financial (20.1%):
          56,000                    BB&T Corp. .............................................       2,030,000
          96,000                    Cincinnati Financial Corp. .............................       3,647,040
         117,000                    Comerica, Inc. .........................................       5,108,220
          86,000                    Fannie Mae .............................................       5,749,960
          82,000                    Fifth Third Bancorp ....................................       5,207,000
         276,000                    MBNA Corp. .............................................       5,605,560
          86,100                    MGIC Investment Corp. ..................................       3,612,756
         125,000                    Morgan Stanley .........................................       4,865,000
          90,000                    National City Corp. ....................................       2,441,700
         467,000                    Sovereign Bancorp, Inc. ................................       6,575,359
         187,600                    UnumProvident Corp. ....................................       3,849,552
          69,800                    Waddell & Reed Financial, Inc. .........................       1,221,500
                                                                                                  ----------
                                                                                                  49,913,647
                                                                                                  ----------
Health Care (16.7%):
         262,500                    Biomet, Inc. ...........................................       7,733,250
         166,600                    Health Management Associates, Inc. Class A (b) .........       3,185,392
         207,100                    HEALTHSOUTH Corp. (b) ..................................         900,885
          60,400                    Lincare Holdings, Inc. (b) .............................       2,057,828
         124,400                    Medtronic, Inc. ........................................       5,573,120
          95,000                    Merck & Company, Inc. ..................................       5,152,800


                       See notes to financial statements.

                                  LEGACY FUNDS
                         THE MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                OCTOBER 31, 2002
                                   (UNAUDITED)

  SHARES OR PRINCIPAL
        AMOUNT                                SECURITY DESCRIPTION                                     VALUE
        ------                                --------------------                                     -----
           40,000                    Patterson Dental Company (b) ...........................        2,060,400
           79,000                    Pharmacia Corp. ........................................        3,397,000
          264,000                    Schering-Plough Corp. ..................................        5,636,400
           76,600                    Wellpoint Health Networks, Inc. (b) ....................        5,761,086
                                                                                                   -----------
                                                                                                    41,458,161
                                                                                                   -----------
Industrials (15.4%):
          206,000                    American Power Conversion Corp. (b) ....................        2,661,520
           34,000                    Atlantic Coast Airlines Holdings, Inc.(b) ..............          448,800
           60,500                    Automatic Data Processing, Inc. ........................        2,573,065
          118,200                    Cendant Corp. (b) ......................................        1,359,300
           87,150                    Certegy Inc. (b) .......................................        1,830,150
          107,000                    Cintas Corp. ...........................................        5,057,890
           91,000                    CSG Systems International, Inc. (b) ....................        1,171,989
          174,300                    Equifax, Inc. ..........................................        4,106,508
          120,000                    First Data Corp. .......................................        4,192,800
          126,200                    Jacobs Engineering Group, Inc. (b) .....................        3,822,598
           10,000                    NCI Building Systems, Inc. (b) .........................          187,600
           68,000                    Pentair, Inc. ..........................................        2,246,720
          117,600                    Pitney Bowes, Inc. .....................................        3,945,480
           44,000                    Teleflex, Inc. .........................................        1,850,640
          185,000                    Tyco International, Ltd. ...............................        2,675,100
                                                                                                   -----------
                                                                                                    38,130,160
                                                                                                   -----------
Information Technology (13.0%):
          101,400                    Acxiom Corp. (b) .......................................        1,277,640
           21,000                    Arrow Electronics, Inc. (b) ............................          275,730
           68,500                    Black Box Corp. (b) ....................................        2,896,180
           10,000                    CIBER, Inc. (b) ........................................           53,800
          282,000                    Cisco Systems, Inc. (b) ................................        3,152,760
           60,500                    EMC Corp. (b) ..........................................          309,155
           62,800                    Hewlett-Packard Company ................................          992,240
          183,600                    Intel Corp. ............................................        3,176,280
           18,000                    International Business Machines Corp. ..................        1,420,920
           70,200                    Lexmark International, Inc. (b) ........................        4,171,284
           71,500                    Linear Technology Corp. ................................        1,976,260
          202,000                    Microsoft Corp. (b) ....................................       10,800,940
           50,600                    Tech Data Corp. (b) ....................................        1,616,670
                                                                                                   -----------
                                                                                                    32,119,859
                                                                                                   -----------
Materials (1.6%):
           38,000                    Ecolab, Inc. ...........................................        1,833,500
           47,000                    Sigma-Aldrich Corp. ....................................        2,150,250
                                                                                                   -----------
                                                                                                     3,983,750
                                                                                                   -----------
Telecom Services (1.7%):
          130,100                    SBC Communications, Inc. ...............................        3,338,366
           29,500                    United States Cellular Corp. (b) .......................          814,200
                                                                                                   -----------
                                                                                                     4,152,566
                                                                                                   -----------
Utilities (0.4%):
           40,000                    American Electric Power Company, Inc. ..................        1,025,600
                                                                                                   -----------
          Total Common Stocks                                                                      240,041,911
                                                                                                   -----------

                       See notes to financial statements.

                                  LEGACY FUNDS
                           MULTI-CAP CORE EQUITY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                OCTOBER 31, 2002
                                   (UNAUDITED)

SHARES OR PRINCIPAL                              SECURITY
      AMOUNT                                    DESCRIPTION                                    VALUE
      ------                                    -----------                                    -----
INVESTMENT COMPANIES (2.3%):
2,576,166          Goldman Sachs Financial Square
                   Prime Money Market, 1.56% .........................................         2,576,166
3,210,000          Munder Institutional Money Market Fund, 1.59% .....................         3,210,000
                                                                                            ------------
Total Investment Companies                                                                     5,786,166
                                                                                            ------------
REPURCHASE AGREEMENT (0.7%):
1,760,059          Government Agency Repurchase Agreement, 1.65%
                   (Collateralized by various U.S. Government securities) ............         1,760,059
                                                                                            ------------
  Total Repurchase Agreement                                                                   1,760,059
                                                                                            ------------
Total (Cost $204,368,320) (a) ........................................................      $247,588,136
                                                                                            ============

------------
Percentages indicated are based on net assets of $247,801,107.
(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ..............................................................       $75,625,744
Unrealized depreciation ..............................................................      (32,405,928)
                                                                                            ------------
Net unrealized appreciation (depreciation) ...........................................       $43,219,816
                                                                                            ============

      Aggregate cost for federal income tax purposes is substantially the same.

(b)   Non-income producing securities.


                       See notes to financial statements.

                                  LEGACY FUNDS
                               THE CORE BOND FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

  SHARES OR PRINCIPAL
        AMOUNT                                      SECURITY DESCRIPTION                                   VALUE
        ------                                      --------------------                                   -----
CORPORATE BONDS (32.2%):
Banking, Finance & Insurance (14.5%):
          400,000                        American General Finance, 5.75%, 11/1/03 ................    $    413,770
        1,000,000                        Aon Coporation, 6.90%, 7/1/04 ...........................       1,019,393
          500,000                        Bank One Corp., 7.38%, 12/1/02 ..........................         501,990
          500,000                        Bank One Corp., 7.63%, 8/1/05 ...........................         562,007
          250,000                        Caterpillar Financial Services Corp., 5.95%, 5/1/06 .....         271,324
        1,500,000                        Citigroup Inc., 5.75%, 5/10/06 ..........................       1,606,841
        1,000,000                        Citigroup Inc., 5.50%, 8/9/06 ...........................       1,066,415
          425,000                        Countrywide Funding Corp., 6.98%, 4/15/03 ...............         434,375
        1,500,000                        Credit Suisse USA Inc., 5.88%, 8/1/06 ...................       1,564,320
          750,000                        DaimlerChrysler NA Holding, 7.75%, 6/15/05 ..............         811,208
          750,000                        FleetBoston Financial Corp., 8.13%, 7/1/04 ..............         809,804
          500,000                        FleetBoston Financial Corp., 7.25%, 9/15/05 .............         538,544
          750,000                        Ford Motor Credit Co., 7.50%, 6/15/04 ...................         749,369
        2,000,000                        Ford Motor Credit Co., 7.60%, 8/1/05 ....................       1,941,327
          750,000                        General Electric Capital Corp., 7.50%, 5/15/05 ..........         834,906
        1,000,000                        General Electric Capital Corp., 4.63%, 9/15/09 ..........       1,008,084
        1,500,000                        General Motors Acceptance Corp., 7.50%, 7/15/05 .........       1,539,213
        1,000,000                        General Motors Acceptance Corp., 8.75%, 7/15/05 .........       1,056,327
        1,000,000                        General Motors Acceptance Corp., 6.13%, 9/15/06 .........         961,362
        1,000,000                        Goldman Sachs Group, Inc., 6.63%, 12/1/04 ...............       1,072,383
        1,000,000                        Key Bank, 6.75%, 6/15/03 ................................       1,029,149
          500,000                        Key Bank, 5.80%, 4/1/04 .................................         523,747
        1,000,000                        Mercantile Bank, 6.39%, 1/15/04 .........................       1,047,769
        1,000,000                        Merrill Lynch & Co., Inc., 6.00%, 2/12/03 ...............       1,010,744
        1,000,000                        Morgan Stanley Inc., 7.38%, 4/15/03 .....................       1,024,681
        1,000,000                        Spear Leeds & Kellogg LP, 8.25%, 8/15/05 ................       1,128,648
          750,000                        Sunamerica, Inc., 7.34%, 8/30/05 ........................         842,027
          500,000                        Wachovia Corp., 6.80%, 6/1/05 ...........................         551,160
        1,000,000                        Washington Mutual Financial, 8.25%, 6/15/05 .............       1,128,270
        2,000,000                        Wells Fargo Co., 4.25%, 8/15/03 .........................       2,037,413
                                                                                                        ----------
                                                                                                        29,086,570
                                                                                                        ----------
Computer Hardware & Services (1.6%):
          750,000                        Computer Sciences Corp., 7.50%, 8/8/05 ..................         815,001
          750,000                        Electronic Data Systems, 6.85%, 10/15/04 ................         743,429
        1,500,000                        Hewlett-Packard Co., 7.15%, 6/15/05 .....................       1,588,303
                                                                                                        ----------
                                                                                                         3,146,733
                                                                                                        ----------
Energy (1.3%):
        1,000,000                        Detroit Edison Co., 7.40%, 1/15/03 ......................       1,010,284
          750,000                        Idaho Power Corp., 8.00%, 3/15/04 .......................         799,848
          750,000                        Wisconsin Power & Light Co., 7.60%, 7/1/05 ..............         835,287
                                                                                                        ----------
                                                                                                         2,645,419
                                                                                                        ----------
Food & Tobacco (1.0%):
          750,000                        McDonald's Corp., 5.95%, 1/15/08 ........................         845,306
        1,000,000                        Tyson Foods Inc., 6.75%, 6/1/05 .........................       1,062,840
                                                                                                        ----------
                                                                                                         1,908,146
                                                                                                        ----------

                       See notes to financial statements.

                                  LEGACY FUNDS
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                OCTOBER 31, 2002
                                   (UNAUDITED)

  SHARES OR PRINCIPAL
        AMOUNT                                      SECURITY DESCRIPTION                                   VALUE
        ------                                      --------------------                                   -----
Health Care (0.5%):
    1,000,000                          McKesson Corporation, 6.30%, 3/1/05 .....................      1,052,201
                                                                                                     ----------
Industrial Goods & Services (3.6%):
      500,000                          Alcoa Inc., 7.25%, 8/1/05 ...............................        558,651
      750,000                          Alliedsignal, Inc., 6.13%, 7/1/05 .......................        807,503
    1,000,000                          Boeing Company, 8.10%, 11/15/06 .........................      1,135,190
      250,000                          Cargill Inc., 6.25%, 5/1/06 .............................        274,122
      500,000                          Cargill Inc., 6.60%, 7/30/07 ............................        561,512
      750,000                          Dover Corp., 6.45%, 11/15/05 ............................        823,304
    1,000,000                          Hanson Overseas B.V., 7.38%, 1/15/03 ....................      1,009,402
    1,000,000                          Ingersoll-Rand Co., 6.25%, 5/15/06 ......................      1,083,516
    1,000,000                          Worthington Industries, Inc., 7.13%,5/15/06 .............        979,720
                                                                                                     ----------
                                                                                                      7,232,920
                                                                                                     ----------
Newspapers (0.4%):
      750,000                          Tribune Co., 6.68%, 6/8/05 ..............................        818,187
                                                                                                     ----------
Personal Care (1.8%):
    1,000,000                          Procter & Gamble Co., 5.25%, 9/15/03 ....................      1,028,628
    2,000,000                          Procter & Gamble Co., 6.60%, 12/15/04 ...................      2,188,770
      400,000                          Procter & Gamble Co., 6.88%, 9/15/09 ....................        466,297
                                                                                                     ----------
                                                                                                      3,683,695
                                                                                                     ----------
Pharmaceuticals (1.6%):
    1,500,000                          Abbott Laboratories, 5.63%, 7/1/06 ......................      1,627,199
      750,000                          American Home Products, 5.88%, 3/15/04 ..................        773,819
      750,000                          Eli Lilly & Co., 5.50%, 7/15/06 .........................        807,158
                                                                                                     ----------
                                                                                                      3,208,176
                                                                                                     ----------
Rental Auto/Equipment (0.5%):
    1,000,000                          Hertz Corporation, 8.25%, 6/1/05 ........................        983,732
                                                                                                     ----------
Retail (2.6%):
      750,000                          Albertson's Inc, 6.55%, 8/1/04 ..........................        797,105
    1,000,000                          Bass North America, Inc., 6.63%, 3/1/03 .................      1,007,134
    1,000,000                          May Department Stores, 6.88%, 11/1/05 ...................      1,088,331
      500,000                          Sears & Roebuck, 6.00%, 3/20/03 .........................        500,832
      650,000                          Wal-Mart Stores, Inc., 6.50%, 6/1/03 ....................        666,925
    1,000,000                          Wal-Mart Stores, Inc., 6.55%, 8/10/04 ...................      1,077,869
                                                                                                     ----------
                                                                                                      5,138,196
                                                                                                     ----------
Telecommunications (2.8%):
      500,000                          Alltel Corp., 6.75%, 9/15/05 ............................        544,135
      750,000                          AT&T Corp., 5.63%, 3/15/04 ..............................        746,250
      750,000                          Bellsouth Telecommunications, 5.00%, 10/15/06 ...........        794,415
    1,000,000                          Deutsche Telekom International, 8.25%, 6/15/05 ..........      1,077,709
    1,000,000                          Verizon Global Funding Corp., 6.75%, 12/1/05 ............      1,070,271
      500,000                          Viacom, 6.40%, 1/30/06 ..................................        542,053
      750,000                          Vodafone Airtouch PLC, 7.63%, 2/15/05 ...................        822,032
                                                                                                     ----------
                                                                                                      5,596,865
                                                                                                     ----------
    Total Corporate Bonds                                                                            64,500,840
                                                                                                     ----------

                       See notes to financial statements.

                                  LEGACY FUNDS
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                OCTOBER 31, 2002
                                   (UNAUDITED)

  SHARES OR PRINCIPAL
        AMOUNT                                      SECURITY DESCRIPTION                        VALUE
        ------                                      --------------------                        -----
U.S. TREASURY OBLIGATIONS
  (40.6%):
US Treasuries (40.6%):
  4,500,000                   6.25%, 2/15/03 ..........................................      4,560,822
  6,000,000                   2.88%, 6/30/04 ..........................................      6,126,264
  7,000,000                   7.88%, 11/15/04 .........................................      7,859,012
  7,200,000                   7.00%, 7/15/06 ..........................................      8,361,778
  7,000,000                   6.25%, 2/15/07 ..........................................      8,037,589
  1,000,000                   6.63%, 5/15/07 ..........................................      1,168,782
  1,500,000                   5.63%, 5/15/08 ..........................................      1,697,511
  6,000,000                   5.50%, 5/15/09 ..........................................      6,764,352
  7,000,000                   6.50%, 2/15/10 ..........................................      8,319,507
  9,000,000                   5.75%, 8/15/10 ..........................................     10,277,225
  9,000,000                   5.00%, 2/15/11 ..........................................      9,815,013
  7,500,000                   5.00%, 8/15/11 ..........................................      8,169,593
                                                                                            ----------
Total U.S. Treasury
  Obligations                                                                               81,157,448
                                                                                            ----------

U.S. GOVERNMENT AGENCY
  SECURITIES (21.0%):
Fannie Mae (5.2%):
  2,000,000                    5.25%, 1/15/03 .........................................      2,015,232
  4,000,000                    5.75%, 4/15/03 .........................................      4,076,160
  4,000,000                    5.63%, 5/14/04 .........................................      4,237,024
                                                                                            ----------
                                                                                            10,328,416
                                                                                            ----------
Federal Home Loan
  Bank (13.2%):
  2,000,000                    7.25%, 5/15/03 .........................................      2,063,128
  6,000,000                    6.88%, 8/15/05 .........................................      6,732,534
  2,000,000                    6.50%, 11/15/05 ........................................      2,233,300
  4,000,000                    6.38%, 8/15/06 .........................................      4,493,148
  4,000,000                    6.75%, 8/15/07 .........................................      4,613,632
  2,000,000                    5.88%, 11/15/07 ........................................      2,232,548
  4,000,000                    4.88%, 11/15/11 ........................................      4,094,664
                                                                                            ----------
                                                                                            26,462,954
                                                                                            ----------
Freddie Mac (2.6%):
  4,000,000                    6.38%, 11/15/03 ........................................      4,199,964
  1,000,000                    6.01%, 12/8/05 .........................................      1,106,754

                                                                                             5,306,718
                                                                                            ----------
Total U.S. Government
  Agency Securities ...................................................................     42,098,088
                                                                                            ----------
INVESTMENT COMPANIES (3.9%):
  3,185,000                    Goldman Sachs Financial Square
                                Prime Money Market, 1.56% .............................      3,185,000

  4,725,000                    Munder Institutional Money Market Fund, 1.59% ..........      4,725,000
                                                                                            ----------
Total Investment Companies                                                                   7,910,000
                                                                                            ----------

                       See notes to financial statements.

                                  LEGACY FUNDS
                               THE CORE BOND FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                OCTOBER 31, 2002
                                   (UNAUDITED)

  SHARES OR PRINCIPAL
        AMOUNT                    SECURITY DESCRIPTION                                     VALUE
        ------                    --------------------                                     -----
REPURCHASE AGREEMENT (1.1%):
2,238,641         Government Agency Repurchase Agreement, 1.65%
                      (Collateralized by various U.S. Government securities) ......        2,238,641
                                                                                        ------------
Total Repurchase Agreement ........................................................        2,238,641
                                                                                        ------------
Total (Cost $184,816,439) (a) .....................................................     $197,905,017
                                                                                        ============

Percentages indicated are based on net assets of $200,276,914. (a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation ...........................................................      $13,268,118
Unrealized depreciation ...........................................................        (179,540)
                                                                                        ------------
Net unrealized appreciation (depreciation) ........................................      $13,088,578
                                                                                        ============

Aggregate cost for federal income tax purposes is substantially the same.

                       See notes to financial statements.

                                  LEGACY FUNDS
                             THE FEDERAL MONEY FUND
                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

  SHARES OR PRINCIPAL
        AMOUNT                                 SECURITY DESCRIPTION                                VALUE
        ------                                 --------------------                                -----
U.S. GOVERNMENT AGENCY
  SECURITIES (80.6%):
Federal Farm Credit Bank (27.5%):
        2,000,000                  1.71%, 11/1/02 .....................................         $ 2,000,000
        1,000,000                  1.67%, 11/4/02 .....................................             999,861
        1,221,000                  1.68%, 11/7/02 .....................................           1,220,658
        2,000,000                  1.66%, 11/12/02 ....................................           1,998,989
        1,000,000                  1.71%, 11/14/02 ....................................             999,386
        1,000,000                  1.69%, 11/18/02 ....................................             999,207
        3,000,000                  1.69%, 11/25/02 ....................................           2,996,619
        1,500,000                  1.63%, 11/26/02 ....................................           1,498,302
        1,000,000                  1.69%, 12/2/02 .....................................             998,545
        2,000,000                  6.25%, 12/2/02 .....................................           2,007,608
        2,500,000                  1.69%, 12/3/02 .....................................           2,496,261
          950,000                  1.62%, 12/10/02 ....................................             948,333
        1,500,000                  1.69%, 12/12/02 ....................................           1,497,130
        1,500,000                  1.67%, 12/16/02 ....................................           1,496,888
        1,755,000                  1.64%, 12/23/02 ....................................           1,750,868
        1,000,000                  1.69%, 1/13/03 .....................................             996,593
        1,000,000                  1.67%, 1/16/03 .....................................             996,496
        1,000,000                  1.70%, 1/21/03 .....................................             996,198
        1,500,000                  1.56%, 1/28/03 .....................................           1,494,317
        1,000,000                  1.70%, 2/14/03 .....................................             995,071
        1,000,000                  1.71%, 5/1/03 ......................................             991,503
                                                                                                 ----------
                                                                                                 30,378,833
                                                                                                 ----------
Federal Home Loan Bank (45.3%):
        1,500,000                  1.92%, 11/1/02 .....................................           1,500,000
        1,500,000                  1.89%, 11/6/02 .....................................           1,499,617
        1,000,000                  1.64%, 11/7/02 .....................................             999,728
        2,500,000                  1.64%, 11/8/02 .....................................           2,499,205
        1,000,000                  1.94%, 11/13/02 ....................................             999,370
        1,500,000                  1.94%, 11/15/02 ....................................           1,498,898
        2,500,000                  1.92%, 11/20/02 ....................................           2,497,526
        1,000,000                  1.66%, 11/22/02 ....................................             999,038
        1,500,000                  1.95%, 11/27/02 ....................................           1,497,942
        1,000,000                  1.69%, 12/2/02 .....................................             998,553
        1,500,000                  1.92%, 12/4/02 .....................................           1,497,429
        2,000,000                  1.67%, 12/6/02 .....................................           1,996,763
        1,500,000                  1.75%, 12/11/02 ....................................           1,497,100
        2,500,000                  1.69%, 12/13/02 ....................................           2,495,083
        3,000,000                  1.62%, 12/20/02 ....................................           2,993,404
        1,000,000                  1.69%, 12/26/02 ....................................             997,433
        2,500,000                  1.77%, 1/8/03 ......................................           2,491,722
        2,000,000                  1.65%, 1/10/03 .....................................           1,993,603
        1,000,000                  1.77%, 1/15/03 .....................................             996,354
        1,000,000                  1.73%, 1/17/03 .....................................             996,321
        1,650,000                  1.71%, 1/22/03 .....................................           1,643,611
        1,476,000                  1.63%, 1/31/03 .....................................           1,469,956

                       See notes to financial statements.

                                  LEGACY FUNDS
                             THE FEDERAL MONEY FUND
                  SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED
                                OCTOBER 31, 2002
                                   (UNAUDITED)

     SHARES OR
      PRINCIPAL
       AMOUNT               SECURITY DESCRIPTION                                      VALUE
       ------               --------------------                                      -----
      1,000,000          1.71%, 2/7/03 ....................................              995,372
      1,000,000          1.72%, 2/27/03 ...................................              994,428
      2,000,000          5.00%, 2/28/03 ...................................            2,021,484
      1,000,000          1.70%, 3/7/03 ....................................              994,085
      1,500,000          1.67%, 3/26/03 ...................................            1,489,971
      1,500,000          1.56%, 3/28/03 ...................................            1,490,506
      1,000,000          1.71%, 4/16/03 ...................................              992,161
      1,000,000          1.71%, 4/21/03 ...................................              991,925
      1,000,000          4.50%, 4/25/03 ...................................            1,013,019
      1,500,000          6.88%, 8/15/03 ...................................            1,560,742
      1,500,000          5.13%, 9/15/03 ...................................            1,545,577
                                                                                   -------------
                                                                                      50,147,926
                                                                                   -------------
Student Loan Marketing
Association (7.8%):
      1,100,000          1.68%, 11/18/02 ..................................            1,099,127
      1,000,000          1.68%, 12/18/02 ..................................              997,807
      1,500,000          1.61%, 1/16/03 ...................................            1,500,000
      2,000,000          1.67%, 1/27/03 ...................................            1,992,001
      1,500,000          1.61%, 2/20/03 ...................................            1,500,000
      1,500,000          1.61%, 3/20/03 ...................................            1,500,000
                                                                                   -------------
                                                                                       8,588,935
                                                                                   -------------
Total U.S. Government
  Agency Securities                                                                   89,115,694
                                                                                   -------------

MASTER NOTES (19.3%):
Federal Farm Credit
  Bank (19.3%):
     21,300,000          1.66%, 8/1/03 ....................................           21,300,000
                                                                                   -------------
Total Master Notes                                                                    21,300,000
                                                                                   -------------

INVESTMENT
  COMPANY (0.1%):
         79,535          Goldman Federal Money Market Fund, 1.62% .........               79,535
                                                                                   -------------
Total Investment
  Company                                                                                 79,535

Total
  (Cost $110,495,229)                                                              $ 110,495,229
                                                                                   =============

----------
Percentages indicated are based on net assets of $110,509,464.
See notes to financial statements.


                       See notes to financial statements.

                                  LEGACY FUNDS
                              FINANCIAL HIGHLIGHTS

                                                                  THE MULTI-CAP CORE EQUITY FUND
                                                                 PERIOD ENDED OCTOBER 31, 2002 (A)
TRUST SHARES
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net Asset Value, Beginning of Period ....................               $     10.00
                                                                           -----------
   Net Investment Income ...................................                      0.02
   Net Realized and Unrealized Gains (Losses) on Investments                     (1.70)
                                                                           -----------
      Change in Net Asset Value Resulting from Operations ..                     (1.68)
                                                                           -----------
LESS DIVIDENDS FROM:
   Net Investment Income ...................................                     (0.01)
                                                                           -----------
      Total Dividends and Distributions ....................                     (0.01)
                                                                           -----------
NET ASSET VALUE, END OF PERIOD ............................                $      8.31
                                                                           ===========
Total Return (b) ...........................................                    (16.79)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's) .......................               $   247,608
   Ratio of Expenses to Average Net Assets (c) .............                      0.99%
   Ratio of Net Investment Income to Average Net Assets (c)                       0.40%
   Ratio of Expenses to Average Net Assets* (c) ............                      1.28%
   Portfolio Turnover (d) ..................................                      2.49%

CLASS A
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net Asset Value, Beginning of Period ....................               $     10.00
                                                                           -----------
   Net Investment Income ...................................                      0.01
   Net Realized and Unrealized Gains (Losses) on Investments                     (1.70)
                                                                           -----------
     Change in Net Asset Value Resulting from Operations ...                     (1.69)
                                                                           -----------
LESS DIVIDENDS FROM:
   Net Investment Income ...................................                        -- (e)
                                                                           -----------
      Total Dividends and Distributions ....................                        -- (e)
                                                                           -----------

NET ASSET VALUE, END OF PERIOD ............................                $      8.31
                                                                           ===========
Total Return (b) ...........................................                    (16.86)%

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, End of Period (000's) .......................               $       193
   Ratio of Expenses to Average Net Assets (c) .............                      1.23%
   Ratio of Net Investment Income to Average Net Assets (c)                       0.21%
   Ratio of Expenses to Average Net Assets* (c) ............                      1.53%
   Portfolio Turnover (d) ..................................                      2.49%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period May 13, 2002 (commencement of operations) through October 31, 2002.

(b)   Not annualized.

(c)   Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(e)   Amount is less than $0.01.

                       See notes to financial statements.

                                  LEGACY FUNDS
                              FINANCIAL HIGHLIGHTS

                                                                             THE CORE BOND FUND
                                                                      PERIOD ENDED OCTOBER 31, 2002 (A)
TRUST SHARES
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net Asset Value, Beginning of Period ....................                    $     10.00
                                                                                -----------
   Net Investment Income ...................................                           0.15
   Net Realized and Unrealized Gains (Losses) on Investments                           0.37
                                                                                -----------
      Change in Net Asset Value Resulting from Operations ..                           0.52
                                                                                -----------
LESS DIVIDENDS FROM:
  Net Investment Income ....................................                          (0.23)
                                                                                -----------
     Total Dividends and Distributions .....................                          (0.23)
                                                                                -----------
NET ASSET VALUE, END OF PERIOD .............................                    $     10.29
                                                                                ===========
Total Return (b) ...........................................                           5.22%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's) ........................                    $   200,027
  Ratio of Expenses to Average Net Assets (c) ..............                           0.77%
  Ratio of Net Investment Income to Average Net Assets (c) .                           4.52%
  Ratio of Expenses to Average Net Assets* (c) .............                           1.06%
  Portfolio Turnover (d) ...................................                           3.66%

CLASS A
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Asset Value, Beginning of Period .....................                    $     10.00
                                                                                -----------
  Net Investment Income ....................................                           0.14
  Net Realized and Unrealized Gains (Losses) on Investments                            0.38
                                                                                -----------
     Change in Net Asset Value Resulting from Operations ...                           0.52
                                                                                -----------
LESS DIVIDENDS FROM:
  Net Investment Income ....................................                          (0.22)
                                                                                -----------
     Total Dividends and Distributions .....................                          (0.22)
                                                                                -----------
NET ASSET VALUE, END OF PERIOD .............................                    $     10.30
                                                                                ===========
Total Return (b) ...........................................                           5.19%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's) ........................                    $       250
  Ratio of Expenses to Average Net Assets (c) ..............                           0.99%
  Ratio of Net Investment Income to Average Net Assets (c) .                           4.24%
  Ratio of Expenses to Average Net Assets* (c) .............                           1.30%
  Portfolio Turnover (d) ...................................                           3.66%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period May 13, 2002 (commencement of operations) through October 31, 2002.

(b)   Not annualized.

(c)   Annualized.

(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

                       See notes to financial statements.

                                  LEGACY FUNDS
                              FINANCIAL HIGHLIGHTS

                                                                      THE FEDERAL MONEY FUND
                                                                 PERIOD ENDED OCTOBER 31, 2002(A)
TRUST SHARES
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Asset Value, Beginning of Period ...................                    $      1.000
                                                                              ------------
  Net Investment Income ..................................                           0.006
                                                                              ------------
     Change in Net Asset Value Resulting from Operations .                           0.006
                                                                              ------------
LESS DIVIDENDS FROM:
  Net Investment Income ..................................                          (0.006)
                                                                              ------------
    Total Dividends and Distributions ....................                          (0.006)
                                                                              ------------
NET ASSET VALUE, END OF PERIOD ...........................                    $      1.000
                                                                              ============
Total Return (b) .........................................                            0.60%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's) ......................                    $    110,482
  Ratio of Expenses to Average Net Assets (c) ............                            0.47%
  Ratio of Net Investment Income to Average Net Assets (c)                            1.28%
  Ratio of Expenses to Average Net Assets* (c) ...........                            0.57%

CLASS A
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS:
  Net Asset Value, Beginning of Period ...................                    $      1.000
                                                                              ------------
  Net Investment Income ..................................                           0.005
                                                                              ------------
     Change in Net Asset Value Resulting from Operations .                           0.005
                                                                              ------------

LESS DIVIDENDS FROM:
  Net Investment Income ..................................                          (0.005)
                                                                              ------------
     Total Dividends and Distributions ...................                          (0.005)
                                                                              ------------

NET ASSET VALUE, END OF PERIOD ...........................                    $      1.000
                                                                              ============
Total Return (b) .........................................                            0.48%

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, End of Period (000's) ......................                    $         27
  Ratio of Expenses to Average Net Assets (c) ............                            0.72%
  Ratio of Net Investment Income to Average Net Assets (c)                            1.03%
  Ratio of Expenses to Average Net Assets* (c) ...........                            0.81%

* During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) For the period May 13, 2002 (commencement of operations) through October 31, 2002.

(b)   Not annualized.

(c)   Annualized.

                       See notes to financial statements.

                                  LEGACY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

1.    ORGANIZATION:

      Legacy Funds Group (the "Trust") was were organized as a Massachusetts business trust on May 15, 2002, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an diversified, open-end investment company. The Trust presently offer shares of The Multi-Cap Core Equity Fund, The Core Bond Fund and The Federal Money Fund (individually referred to as, a "Fund" and collectively as, the "Funds").

2.    SIGNIFICANT ACCOUNTING POLICIES:

      The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITIES VALUATION:

      Investments of The Federal Money Fund are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

      Investments in common stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities, and U.S. Government agency securities of the variable net asset value funds are valued at their market values determined on the latest bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Debt instruments with maturities of 60 days or less are valued at amortized cost, unless the Board of Trustees determines that this does not result in a fair value. The variable net asset value funds may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect market values which may be established through the use of electronic and matrix techniques. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

      SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

      SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND DELAYED DELIVERY BASIS:

      Each Fund may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. The Fund records the transaction and reflects the value of the security in determining net asset value at the time the Fund makes the commitment to purchase a security on a when-issued basis. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities equal in value to commitments for when-issued securities. Securities purchased on a when-issued basis or delayed delivery basis do not earn income until the settlement date. The Funds held no when-issued securities as of October 31, 2002.

                                   Continued.

                                  LEGACY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

      OTHER:

      Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are pro-rated to each Fund on the basis of relative net assets or another appropriate method.

      REPURCHASE AGREEMENTS:

      Each Fund may acquire securities from financial institutions such as member banks of the Federal Deposit Insurance Corporation or from registered broker/dealers, which the respective investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian, another qualified sub-custodian, or in the Federal Reserve/Treasury book-entry system. All repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government securities.

      DIVIDENDS TO SHAREHOLDERS:

      Dividends from net investment income are declared daily and paid monthly for the Core Bond Fund and the Federal Money Fund. Dividends from net investment income are declared and paid quarterly for the Multi-Cap Core Equity Fund. Net realized capital gains, if any, are declared and distributed at least annually.

      The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

      Dividends from net investment income and from net realized capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to different treatments of amortization and accretion, expiring capital loss carryforwards and deferrals of certain losses.

      FEDERAL INCOME TAXES:

      It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.





                                  Continued.

                                  LEGACY FUNDS
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2002
                                   (UNAUDITED)

3.    RELATED PARTY TRANSACTIONS:

      First Financial Capital Advisors LLC (the "Advisor"), a separate, wholly-owned subsidiary of First Financial Bank, serves as investment adviser to the Funds. Under the terms of the Investment Advisory Agreement, the Advisor is entitled to receive fees based on a percentage of the average net assets of each of the Funds based upon the following schedule after the imposition of contractual advisor fee reimbursements.

                              Annual Advisory Fee*
                         (as a percentage of net assets)

                  Multi-Cap Core Equity Fund ..............   0.64%
                  Core Bond Fund ..........................   0.41%
                  Federal Money Fund ......................   0.10%

      *Without the imposition of these contractual fee reimbursements by the Advisor, total advisory fees for the Funds on an annual basis are 0.92% for the Multi-Cap Core Equity Fund, 0.70% for the Core Bond Fund and 0.20% for the Federal Money Fund.

      BISYS Fund Services Limited Partnership ("BISYS"), and BISYS Fund Services Ohio, Inc. ("BISYS Ohio") are subsidiaries of The BISYS Group, Inc. BISYS Ohio, with whom certain officers of the Trust are affiliated, serves as the Funds' administrator. Such officers are paid no fees directly by the Funds for serving as officers of the Trust. For administration services BISYS is entitled to an annual fee of 0.30% of the average daily net assets of each of the Funds.

      The Funds have adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse BISYS, as distributor, a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Funds, Class A Shares, and may be used by BISYS to pay banks, broker dealers and other institutions. As distributor, BISYS is entitled to receive commissions on sales of Class A Shares of the variable net asset value funds.

      From time to time, fees may be reduced or reimbursed in order to assist each of the Funds in maintaining more competitive expense ratios.

4.    PURCHASES AND SALES OF SECURITIES:

      Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2002 are as follows:

                                                   Purchases           Sales
                Multi-Cap Core Equity Fund         $8,959,473       $23,747,543
                Core Bond Fund                      7,041,061         8,829,500

5.    COMMON TRUST CONVERSION:

      On May 13, 2002 the net assets of certain common trust funds managed by the Advisor were exchanged in a tax-free acquisition for shares of the corresponding Fund. The following is a summary of shares issued, net assets converted, net asset value per share and unrealized appreciation as of the conversion date (amounts in thousands, except per share amounts):

                                                                NET ASSET
                                      SHARES     NET ASSETS       VALUE          UNREALIZED
                                      ISSUED      CONVERTED  PER SHARE ISSUED   APPRECIATION
                                      ------      ---------  ----------------   ------------
      Multi-Cap Core Equity Fund      32,714      $327,140        $10.00          $96,226
      Core Bond Fund ...........      19,358       193,578         10.00            5,161

SEMI-ANNUAL REPORT
OCTOBER 31, 2002

INVESTMENT ADVISOR                         COUNSEL
------------------                         -------
FIRST FINANCIAL CAPITAL ADVISORS LLC       STROOCK & STROOCK & LAVAN LLP
300 HIGH STREET                            180 MAIDEN LANE
HAMILTON, OH 45012                         NEW YORK, NY 10038

ADMINISTRATOR AND DISTRIBUTOR              AUDITORS
-----------------------------              --------
BISYS FUND SERVICES, L.P.                  ERNST & YOUNG LLP
3435 STELZER RD.                           41 S. HIGH STREET , SUITE 1100
COLUMBUS, OH 43219                         COLUMBUS, OH 46215

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, First Financial Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Funds involve risk, including possible loss of principle. Past performance is not indicative of future results.

This report is for the information of the shareholders of the Legacy Funds Group. Its use in connection with any offering of the Fund shares is authorized only in case of a concurrent or prior delivery of the Fund current prospectus.

                                      FIRST
                                    FINANCIAL
                                     CAPITAL
                                    ADVISORS

                      300 HIGH STREET - HAMILTON, OH 45011
                            TOLL FREE (866) 295-4964

                               LEGACY FUNDS GROUP
                                 (888) 494-8510

                                                                        LFG-0010